CASH AND CASH EQUIVALENTS - Summary of cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cash and cash equivalents
Cash and cash equivalents	¥ 1,026,188	$ 140,587	¥ 206,405		¥ 401,699
RMB
Cash and cash equivalents
Cash and cash equivalents	834,573	834,573	119,825	$ 119,825
US$
Cash and cash equivalents
Cash and cash equivalents	188,832	26,269	86,471	12,209
Others
Cash and cash equivalents
Cash and cash equivalents	¥ 2,783	$ 935	¥ 109	$ 85